Premises and Equipment (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 18,566	$ 17,432
Accumulated depreciation and amortization	(4,998)	(3,856)
Property, Plant and Equipment, Net, Total	13,568	13,576
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,837	1,837
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,490	11,080
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,208	1,053
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,031	$ 3,462